ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net, consisted of the following:

	September 30, 2024	September 30, 2023

Accounts receivable	$659,877	$9,507,102

Less: allowance for doubtful account	(122,988)	(101,947)
Accounts receivable, net	$536,889	$9,405,155

SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION
Accounts receivable by aging bucket	Balance as of September 30, 2024	Subsequent collection	% of subsequent collection
Less than 6 months	$327,057	$320,811	98%
From 7 to 9 months	398	-	-%
From 10 to 12 months	301,806	181,549	60%
Over 1 year	30,616	16,434	54%
Total gross accounts receivable	659,877	518,794	79%
Allowance for doubtful accounts	(122,988)	-	-
Accounts receivable, net	$536,889	$518,794	79%